NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2024	May 31, 2024	Jul. 17, 2023	Jul. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 30, 2024	Jan. 05, 2023	Dec. 15, 2022
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 1,944,000
Stock Issued During Period, Value, New Issues
Gain (Loss) on Extinguishment of Debt									$ (116,591,322)
Interest Expense, Debt					218,666	$ 178,016	$ 724,127	$ 391,735	$ 593,383	$ 183,567
Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues			7,000,000
Guarantee Fee Agreements [Member]
Short-Term Debt [Line Items]
Annual fees percentage		2.50%
Debt Issuance Costs, Net		$ 3,010,000
Guarantee Fee Agreements [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock issued during period shares issues for guarantee fee		15,000,000
Stock issued during period shares issues for deposit fee		6,500,000
Stock issued during period shares issues for deposit and guarantee fee		215,000
Stock Issued During Period, Value, New Issues	$ 3,010,000
WTI Global Inc [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount													$ 170,000
Debt Instrument, Interest Rate, Effective Percentage													7.00%
Keystone [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt							242,045
Keystone [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues		215,000
Michaelson Capital [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					$ 2,107,090		2,107,090
Debt Instrument, Interest Rate, Effective Percentage				16.00%
Debt Instrument, Payment Terms				Additionally, the principal payment schedule of the Michaelson Note was amended as follows: a payment of $750,000 is due on or by August 30, 2024, a payment of $457,089 is due on or by September 30, 2024, and a payment of the remaining outstanding principal is due on or by November 30, 2024
Debt Instrument, Fee Amount				$ 10,000
Michaelson Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage												12.00%
Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount											$ 100,000
Debt Instrument, Interest Rate, Effective Percentage											10.00%
Gain (Loss) on Extinguishment of Debt							161,391
Glen Miller [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount											$ 50,000
Debt Instrument, Interest Rate, Effective Percentage											10.00%
Gain (Loss) on Extinguishment of Debt							80,689
Celli – Bridge Notes [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt							$ 322,794
Celli – Bridge Notes [Member] | Series B Convertible Preferred Stock [Member] | Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	20,183
Celli – Bridge Notes [Member] | Series B Convertible Preferred Stock [Member] | Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	20,183